INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue
Revenues from contracts with customers	$ 116,182,805	$ 126,843,248
Royalties	554,013	729,612
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 115,628,792	$ 126,113,636